SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Explanation of effect of share-based payments on entity's profit or loss
The total expense relating to share-based payments includes accrued compensation expense related to plans granted in the current period, plans granted in the prior period and adjustments to compensation associated with mark-to-market adjustments on cash-settled plans, as follows:

For the years ended December 31,	2022	2021
Expense related to equity-settled compensation plans	$6.1	$5.0
Expense related to cash-settled compensation plans	21.9	(1.8)
Total expense recognized as compensation expense	$28.0	$3.2

As at December 31,	2022	2021
Total carrying amount of liabilities for cash-settled arrangements (Note 25)	$40.2	$25.1

Additional information about share-based payment arrangements
The following table summarizes the equity instruments outstanding related to share-based payments.

As at December 31, (In thousands)	2022	2021
Share options outstanding(i)(ii)(iii)	—	256
Restricted share units ("RSU")(iv)	2,453	2,210
Deferred share units ("DSU")(v)(vi)	5,418	5,061
Performance share units ("PSU")(vii)	2,249	2,020
(i)The aggregate maximum number of common shares that may be reserved for issuance under the Company's Share Incentive Plan is 24.9 million (2021: 24.9 million).
(ii)As at December 31, 2021 there were 256,348 share options with a weighted average exercise price of C$5.30 outstanding and exercisable. All share options expired during the first quarter of 2022.
(iii)During the year ended December 31, 2022, no share options were granted or excised.
(iv)During the year ended December 31, 2022, the Company granted 1,443,567 RSUs with a weighted average grant date fair value of C$5.25 per RSU; a total of 1,180,865 RSUs vested and the Company credited $4.4 million (2021: $4.5 million) to share capital in respect of RSUs that vested during the year. There were 19,456 RSUs cancelled during the year ended December 31, 2022.
(v)During the year ended December 31, 2022, the Company granted 357,099 DSUs and recorded an expense of $1.7 million, and no DSUs were settled.
(vi)During the fourth quarter of 2020, the Company entered into a derivative contract to mitigate the volatility of share price on DSU compensation, effectively locking in the exposure of the Company for 4.2 million DSUs (approximately 88% of outstanding DSUs at the time) at a value of C$7.26 per share. For the year ended December 31, 2022, the Company recorded a mark-to-market loss on DSUs of $8.8 million and a mark-to-market gain on the DSU hedge of $7.2 million.
(vii)During the year ended December 31, 2022, 1,345,884 PSU units were granted with an expiry date of December 9, 2024 and a fair value of C$15.18 per unit at December 31, 2022. There were payouts of 1,117,219 PSU units, and no cancellations, during the year ended December 31, 2022.